Financial Instruments - Summary of Cash Flows Financial Instruments Amounts and Its Related Non-effective Portion (Detail) - Cash flow hedges [member] $ in Millions	12 Months Ended
Dec. 31, 2018 MXN ($)
Foreign exchange currency risk [member] | Net sales trade receivables and borrowings [member] | Forward agreements to purchase foreign currency [member]
Disclosure of detailed information about hedged items [line items]
Notional	$ 1,022
Assets	$ 24
Financial position name in which is included the cash flow hedge	Other investments including financial derivatives (assets), trade payable (liabilities)
Changes in of the financial instrument recognized in OCI	$ 40
Profit and loss category in which is included the non- effective portion	0
Hedging reserve amount reclassified to profit and loss	$ (87)
Profit and loss category impacted due to the reclassification	Foreign exchange
Foreign exchange currency risk [member] | Purchase of stock [member]
Disclosure of detailed information about hedged items [line items]
Notional	$ 4,786
Assets	109
Liabilities	(66)
Changes in of the financial instrument recognized in OCI	113
Profit and loss category in which is included the non- effective portion	0
Hedging costs included in the OCI	22,069
Amount of hedging reserve transfer to the cost of inventory	23,862
Amount of hedging reserve costs transfer to the cost of inventory	$ (7,575)
Profit and loss category impacted due to the reclassification	-
Interest rate risk [member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional	$ 14,250
Assets	1,143
Liabilities	$ (109)
Financial position name in which is included the cash flow hedge	Other investments including financial derivatives (assets), trade payable (liabilities) trade payable (liabilities)
Changes in of the financial instrument recognized in OCI	$ (189)
Profit and loss category in which is included the non- effective portion	$ 0
Profit and loss category impacted due to the reclassification	-
Foreign exchange currency swap contracts [member]
Disclosure of detailed information about hedged items [line items]
Notional	$ 36,990
Assets	8,564
Liabilities	(587)
Changes in of the financial instrument recognized in OCI	45
Non- effective portion recognized in profit and loss	42
Profit and loss category in which is included the non- effective portion	0
Amount of hedging reserve costs transfer to the cost of inventory	$ 133
Profit and loss category impacted due to the reclassification	Other financial costs
Commodity price risk [member] | Aluminium [member]
Disclosure of detailed information about hedged items [line items]
Notional	$ 265
Liabilities	(17)
Changes in of the financial instrument recognized in OCI	(17)
Profit and loss category in which is included the non- effective portion	0
Amount of hedging reserve transfer to the cost of inventory	$ (5,396)
Profit and loss category impacted due to the reclassification	-
Commodity price risk [member] | Sugar [member]
Disclosure of detailed information about hedged items [line items]
Notional	$ 1,223
Liabilities	(88)
Changes in of the financial instrument recognized in OCI	(84)
Profit and loss category in which is included the non- effective portion	0
Amount of hedging reserve transfer to the cost of inventory	$ (277,439)
Profit and loss category impacted due to the reclassification	-
Commodity price risk [member] | PX+MEG [member]
Disclosure of detailed information about hedged items [line items]
Notional	$ 1,303
Liabilities	(131)
Changes in of the financial instrument recognized in OCI	(131)
Profit and loss category in which is included the non- effective portion	0
Amount of hedging reserve transfer to the cost of inventory	$ 25,091
Profit and loss category impacted due to the reclassification	-